TAXES (Tables)	12 Months Ended
Sep. 30, 2020
TAXES.
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2020	2019	2018
Current income taxes	$951,403	$984,785	$927,564
Deferred income taxes	(86,495)	48,645	15,799
Total	$864,908	$1,033,440	$943,363

Schedule of significant deferred tax assets and liabilities

Temporary differences and carryforwards of the Company that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2020	September 30, 2019
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$36,451	$49,660
NOL Carryforwards	158,758	5,202
Deferred government grants	166,041	204,522
Total deferred tax assets	$361,250	$259,384

Schedule of reconciliation of the statutory rates to the effective tax rate

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended
	September 30,
	2020	2019	2018
China Statutory income tax rate	25%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(10.5)%	(10.2)%	(10.1)%
Non-deductible permanent difference	0.4%	0.1%	0.4%
Effective tax rate	14.9%	14.9%	15.3%

Schedule of taxes payable

The Company’s taxes payable consists of the following:

	September 30,	September 30,
	2020	2019
VAT tax payable	$644,244	$45,571
Corporate income tax payable	631,590	277,132
Business and other taxes payable	107,348	25,227
Total	$1,383,182	$347,930